Note 15 - Stock-based compensation (Detail) - Nonvested Options Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding number	1,314,722		883,993
Outstanding weighted average exercise price per share (in Dollars per share)	$ 2.48		$ 4.69
Granted number number	1,150,000	1,375,000
Granted weighted average exercise price per share (in Dollars per share)	$ 0.23	$ 2.01
Vested number	(1,901,722)	(943,084)
Vested weighted average exercise price per share (in Dollars per share)	$ 1.52	$ 3.85
Forfeited or expired number	(54,250)	(1,187)
Forfeited or expired weighted average exercise price per share (in Dollars per share)	$ 3.41	$ 3.62
Outstanding number	508,750	1,314,722	883,993
Outstanding weighted average exercise price per share (in Dollars per share)	$ 0.66	$ 2.48	$ 4.69